Variable Interest Entities (Details)	12 Months Ended					1 Months Ended				8 Months Ended				1 Months Ended	12 Months Ended								1 Months Ended
	Dec. 31, 2012 USD ($) entity	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Aug. 31, 2011 Corporate restructing so that Minkfair directly owns CNinsurance Holdings	Aug. 31, 2011 CNinsure Holdings issuance of 1,000 shares to Minkfair USD ($)	Aug. 31, 2011 CNinsure Holdings repurchase of one share of CISG Holdings USD ($)	Feb. 29, 2012 Meidiya Investment Minority equity holders	Dec. 31, 2012 Meidiya and Yihe Investments Affiliated entities item	Dec. 31, 2012 Meidiya and Yihe Investments Affiliated subsidiaries item	Dec. 31, 2012 Cninsure Group Company item	Aug. 31, 2011 CISG Holdings Minkfair HKD	Feb. 29, 2012 CNinsure Holdings Meidiya Investment CNY	Dec. 31, 2012 Company's VIEs and VIE's subsidiaries CNY	Dec. 31, 2011 Company's VIEs and VIE's subsidiaries CNY	Dec. 31, 2010 Company's VIEs and VIE's subsidiaries CNY	Dec. 31, 2012 Two PRC Affiliated Entities: Yihe Investment and Xinbao Investment, and their subsidiaries entity	Dec. 31, 2012 Two PRC Affiliated Entities: Yihe Investment and Xinbao Investment, and their subsidiaries Group's VIEs entity	Dec. 31, 2012 Two PRC Affiliated Entities: Yihe Investment and Xinbao Investment, and their subsidiaries Three Service Providers IT platform related service and consulting service agreements	Dec. 31, 2012 Yihe Investment Xinlian Information	Dec. 31, 2012 Xinbao Investment item	Dec. 31, 2012 Xinbao Investment Ying Si Kang Information CNY
Variable Interest Entities
Variable Interest Entity Primary Beneficiary Number	2	2																2	13
Term of agreement																				1 year
Term of loan agreement																					10 years
Automatic extended or renewal term of agreement																				1 year
Notice period required to terminate agreement																				30 days
Interest rate on loans granted under loan agreements (as a percent)																					0.00%		0.00%
Total assets															185,235,000	960,070,000
Total liabilities															169,077,000	912,010,000
Net revenues	254,589,000	1,586,117,000	1,516,675,000	1,233,937,000											374,529,000	1,394,032,000	1,127,948,000
Net income (loss)	20,022,000	124,737,000	(616,537,000)	416,330,000											(4,755,000)	(245,060,000)	38,906,000
Net cash provided by operating activities	25,330,000	157,808,000	491,400,000	366,665,000											(34,601,000)	73,425,000	8,688,000
Net cash used in investing activities	37,706,000	234,914,000	(46,023,000)	(400,021,000)											81,593,000	(80,473,000)	(192,449,000)
Net cash provided by (used in) financing activities	(13,916,000)	(86,696,000)	(129,810,000)	511,168,000											(38,305,000)	(105,903,000)	287,846,000
Total consideration													1,200,000
Number of shares sold							1,000	1
Par value of share (in dollars per share)	$ 0.001				$ 0.001		$ 1	$ 1
Share capital subscribed								1.00						52,500,000
Percentage of previous ownership interest in subsidiary														20.00%
Percentage of ownership interest in subsidiary						100.00%			10.00%					90.00%
Cost of withdrawal of capital contribution																							2,000,000
Number of nominee equity shareholders which collectively held 100% equity interests																						2
Percentage of equity interests owned by two nominee equity shareholders																						100.00%
Number of equity interests transferred										19	5
Number of majority equity interests owned												35